Statements of Financial Condition (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of foreign currencies	$ 5,142,903	$ 7,615,973	$ 6,830,250
Redeemable capital Shares, par value
Redeemable capital Shares, issued	1,200,000	1,800,000	2,200,000
Redeemable capital Shares, outstanding	1,200,000	1,800,000	2,200,000